Digital Currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Description of accounting policy for foreign currency translation [text block] [Abstract]
Prices of bitcoin	$ 47,117	$ 29,273
Price of ethereum		3,718
Total revaluation gain	2,305,384	2,683,952
Net of taxes	581,270	701,451
Current liabilities	$ 2,940,412